Condensed consolidated statement of changes in equity (unaudited) (Parenthetical) £ in Millions, shares in Millions		6 Months Ended			12 Months Ended
		Jun. 30, 2026 GBP (£) issuance shareBuyback redemption £ / shares shares	Dec. 31, 2025 GBP (£) redemption issuance shares	Jun. 30, 2025 GBP (£) issuance redemption	Dec. 31, 2025 GBP (£) shareBuyback shares
Number of share buybacks | shareBuyback		2			2
Repurchase of treasury shares (in shares) | shares		403			636
Number of partially executed share buyback programmes | shareBuyback					1
Equity		£ 79,811	£ 78,236	£ 76,355	£ 78,236
Capital redemption reserve
Increase (decrease) through treasury share transactions, equity		101			158
Other equity instruments
Equity	[1]	£ 13,275	£ 12,725	13,266	£ 12,725
Ordinary shares
Number of shares issued (in shares) | shares		13,507	13,867		13,867
Par value per share (in GBP per share) | £ / shares		£ 0.25
Payments to acquire or redeem entity's shares		£ 1,790			£ 2,232
Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities
Notional amount			£ 2,138	£ 995	2,138
Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities | Other equity instruments
Equity		£ 13,275	£ 12,725		£ 12,725
Number of convertible instruments issued | issuance		1	2	2
Issue of convertible instruments		£ 527	£ 1,607	£ 2,177
Issuance costs of convertible instruments redeemed		£ 4	£ 6	£ 9
Number of convertible instruments redeemed | redemption		0	2	1

[1]	Other equity instruments of £13,275m (December 2025: £12,725m) comprise AT1 securities issued by Barclays PLC. During the six months ended 30 June 2026, there was one issuance in the form of Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities for
£527m (net of £4m issuance costs) and no redemptions. For the six months ended 31 December 2025, there were two issuances totalling
£1,607m (including £6m issuance costs) and two redemptions totalling £2,138m. For the six months ended 30 June 2025, there were two issuances totalling £2,177m (including £9m of issuance costs) and one redemption of £995m, all relating to Fixed Rate Resetting Perpetual
Subordinated Contingent Convertible Securities.